UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette           West Hartford, CT          February 1, 2013
     --------------------           -----------------          ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          143
                                         -----------

Form 13F Information Table Value Total:  $   269,738
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- --------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER                CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO                             COM             88579Y101       2,606      28,068 SH       Sole       N/A       28,068 N/A    N/A
ABB LTD                           SPONSORED ADR   000375204       1,196      57,505 SH       Sole       N/A       57,505 N/A    N/A
AUTOMATIC DATA PROCESSING IN      COM             053015103         533       9,361 SH       Sole       N/A        9,361 N/A    N/A
AT&T INC                          COM             00206R102       2,957      87,708 SH       Sole       N/A       87,708 N/A    N/A
ABBOTT LABS                       COM             002824100         818      12,492 SH       Sole       N/A       12,492 N/A    N/A
ABIOMED INC                       COM             003654100         181      13,490 SH       Sole       N/A       13,490 N/A    N/A
AFLAC INC                         COM             001055102       1,268      23,871 SH       Sole       N/A       23,871 N/A    N/A
MARKET VECTORS ETF TR             AGRIBUS ETF     57060U605       1,270      24,080 SH       Sole       N/A       24,080 N/A    N/A
ALPS ETF TR                       ALERIAN MLP     00162Q866       3,154     197,719 SH       Sole       N/A      197,719 N/A    N/A
ALLERGAN INC                      COM             018490102       1,528      16,655 SH       Sole       N/A       16,655 N/A    N/A
ALTERA CORP                       COM             021441100       1,109      32,250 SH       Sole       N/A       32,250 N/A    N/A
AMERICAN EXPRESS CO               COM             025816109         726      12,625 SH       Sole       N/A       12,625 N/A    N/A
AMGEN INC                         COM             031162100       2,897      33,603 SH       Sole       N/A       33,603 N/A    N/A
AMPHENOL CORP NEW                 CL A            032095101         789      12,188 SH       Sole       N/A       12,188 N/A    N/A
ANADARKO PETE CORP                COM             032511107         765      10,289 SH       Sole       N/A       10,289 N/A    N/A
AON CORP                          COM             037389103       3,103      55,800 SH       Sole       N/A       55,800 N/A    N/A
APACHE CORP                       COM             037411105       3,270      41,655 SH       Sole       N/A       41,655 N/A    N/A
APPLE INC                         COM             037833100       7,555      14,196 SH       Sole       N/A       14,196 N/A    N/A
AQUA AMERICA INC                  COM             03836W103       1,029      40,475 SH       Sole       N/A       40,475 N/A    N/A
BAKER HUGHES INC                  COM             057224107         689      16,878 SH       Sole       N/A       16,878 N/A    N/A
BANK OF AMERICA CORPORATION       COM             060505104         128      11,029 SH       Sole       N/A       11,029 N/A    N/A
BECTON DICKINSON & CO             COM             075887109         289       3,695 SH       Sole       N/A        3,695 N/A    N/A
BERKLEY W R CORP                  COM             084423102       1,895      50,200 SH       Sole       N/A       50,200 N/A    N/A
BERKSHIRE HATHAWAY INC DEL        CL B            084670207       5,461      60,885 SH       Sole       N/A       60,885 N/A    N/A
POWERSHARES ETF TRUST             DYN BIOT & GEN  73935X856         568      24,890 SH       Sole       N/A       24,890 N/A    N/A
BLACKSTONE GROUP L P              COM UNIT LTD    09253U108         166      10,650 SH       Sole       N/A       10,650 N/A    N/A
BRISTOL MYERS SQUIBB CO           COM             110122108       1,982      60,813 SH       Sole       N/A       60,813 N/A    N/A
CME GROUP INC                     COM             12572Q105       1,167      23,030 SH       Sole       N/A       23,030 N/A    N/A
CVS CAREMARK CORPORATION          COM             126650100       4,280      88,524 SH       Sole       N/A       88,524 N/A    N/A
CATERPILLAR INC DEL               COM             149123101       1,408      15,710 SH       Sole       N/A       15,710 N/A    N/A
CELGENE CORP                      COM             151020104       3,412      43,479 SH       Sole       N/A       43,479 N/A    N/A
CHEVRON CORP NEW                  COM             166764100       3,539      32,722 SH       Sole       N/A       32,722 N/A    N/A
CHICAGO BRIDGE & IRON CO N V      N Y REGISTRY SH 167250109         460       9,930 SH       Sole       N/A        9,930 N/A    N/A
CHINA MOBILE LIMITED              SPONSORED ADR   16941M109       1,232      20,980 SH       Sole       N/A       20,980 N/A    N/A
CHURCH & DWIGHT INC               COM             171340102       1,170      21,849 SH       Sole       N/A       21,849 N/A    N/A
CIMAREX ENERGY CO                 COM             171798101       1,887      32,688 SH       Sole       N/A       32,688 N/A    N/A
CISCO SYS INC                     COM             17275R102       1,607      81,769 SH       Sole       N/A       81,769 N/A    N/A
CITRIX SYS INC                    COM             177376100         371       5,658 SH       Sole       N/A        5,658 N/A    N/A
CLEAN HARBORS INC                 COM             184496107       3,070      55,810 SH       Sole       N/A       55,810 N/A    N/A
COCA COLA CO                      COM             191216100       3,618      99,808 SH       Sole       N/A       99,808 N/A    N/A
COGNIZANT TECHNOLOGY SOLUTIO      CL A            192446102       1,300      17,591 SH       Sole       N/A       17,591 N/A    N/A
COLGATE PALMOLIVE CO              COM             194162103       2,422      23,164 SH       Sole       N/A       23,164 N/A    N/A
COMCAST CORP NEW                  CL A SPL        20030N200       2,549      70,950 SH       Sole       N/A       70,950 N/A    N/A
CONOCOPHILLIPS                    COM             20825C104         931      16,055 SH       Sole       N/A       16,055 N/A    N/A
COSTCO WHSL CORP NEW              COM             22160K105       4,291      43,460 SH       Sole       N/A       43,460 N/A    N/A
DANAHER CORP DEL                  COM             235851102       3,799      67,965 SH       Sole       N/A       67,965 N/A    N/A
DENTSPLY INTL INC NEW             COM             249030107       1,001      25,275 SH       Sole       N/A       25,275 N/A    N/A
DEVON ENERGY CORP NEW             COM             25179M103         330       6,333 SH       Sole       N/A        6,333 N/A    N/A
DIAGEO P L C                      SPON ADR NEW    25243Q205         210       1,800 SH       Sole       N/A        1,800 N/A    N/A
DRESSER-RAND GROUP INC            COM             261608103         241       4,300 SH       Sole       N/A        4,300 N/A    N/A
DU PONT E I DE NEMOURS & CO       COM             263534109         583      12,969 SH       Sole       N/A       12,969 N/A    N/A
E M C CORP MASS                   COM             268648102       2,369      93,642 SH       Sole       N/A       93,642 N/A    N/A
ECOLAB INC                        COM             278865100       7,591     105,580 SH       Sole       N/A      105,580 N/A    N/A
EMERSON ELEC CO                   COM             291011104       2,513      47,448 SH       Sole       N/A       47,448 N/A    N/A
EXPRESS SCRIPTS INC               COM             302182100       3,072      56,880 SH       Sole       N/A       56,880 N/A    N/A
EXXON MOBIL CORP                  COM             30231G102      11,709     135,285 SH       Sole       N/A      135,285 N/A    N/A
FASTENAL CO                       COM             311900104       1,032      22,119 SH       Sole       N/A       22,119 N/A    N/A
FIDELITY NATL INFORMATION SV      COM             31620M106         596      17,110 SH       Sole       N/A       17,110 N/A    N/A
FIRST NIAGARA FINL GRP INC        COM             33582V108         447      56,365 SH       Sole       N/A       56,365 N/A    N/A
FLOWSERVE CORP                    COM             34354P105       1,130       7,698 SH       Sole       N/A        7,698 N/A    N/A
FUEL TECH INC                     COM             359523107         132      31,475 SH       Sole       N/A       31,475 N/A    N/A
GENERAL ELECTRIC CO               COM             369604103       2,278     108,504 SH       Sole       N/A      108,504 N/A    N/A
GILEAD SCIENCES INC               COM             375558103         406       5,527 SH       Sole       N/A        5,527 N/A    N/A
POWERSHARES GLOBAL ETF TRUST      GBL WTR PORT    73936T623         669      37,125 SH       Sole       N/A       37,125 N/A    N/A
GOLDMAN SACHS GROUP INC           COM             38141G104       1,312      10,287 SH       Sole       N/A       10,287 N/A    N/A
GOOGLE INC                        CL A            38259P508       6,212       8,781 SH       Sole       N/A        8,781 N/A    N/A
HARLEY DAVIDSON INC               COM             412822108         414       8,470 SH       Sole       N/A        8,470 N/A    N/A
HOME DEPOT INC                    COM             437076102       1,154      18,661 SH       Sole       N/A       18,661 N/A    N/A
INTERNATIONAL BUSINESS MACHS      COM             459200101       4,109      21,450 SH       Sole       N/A       21,450 N/A    N/A
INTEL CORP                        COM             458140100       1,458      70,695 SH       Sole       N/A       70,695 N/A    N/A
INTUIT                            COM             461202103       1,157      19,459 SH       Sole       N/A       19,459 N/A    N/A
INTUITIVE SURGICAL INC            COM NEW         46120E602       1,871       3,815 SH       Sole       N/A        3,815 N/A    N/A
JPMORGAN CHASE & CO               COM             46625H100         519      11,798 SH       Sole       N/A       11,798 N/A    N/A
JACOBS ENGR GROUP INC DEL         COM             469814107         871      20,460 SH       Sole       N/A       20,460 N/A    N/A
JOHNSON & JOHNSON                 COM             478160104       4,977      71,001 SH       Sole       N/A       71,001 N/A    N/A
KINDER MORGAN ENERGY PARTNER      UT LTD PARTNER  494550106         587       7,361 SH       Sole       N/A        7,361 N/A    N/A
KINDER MORGAN MANAGEMENT LLC      SHS             49455U100       3,757      49,788 SH       Sole       N/A       49,788 N/A    N/A
KOHLS CORP                        COM             500255104         362       8,425 SH       Sole       N/A        8,425 N/A    N/A
KRAFT FOODS INC                   CL A            50075N104       1,862      40,941 SH       Sole       N/A       40,941 N/A    N/A
LIBERTY GLOBAL INC                COM SER A       530555101       1,651      26,221 SH       Sole       N/A       26,221 N/A    N/A
LIBERTY GLOBAL INC                COM SER C       530555309       2,212      37,653 SH       Sole       N/A       37,653 N/A    N/A
LINCOLN ELEC HLDGS INC            COM             533900106         619      12,717 SH       Sole       N/A       12,717 N/A    N/A
LOEWS CORP                        COM             540424108       1,194      29,300 SH       Sole       N/A       29,300 N/A    N/A
LOWES COS INC                     COM             548661107         615      17,325 SH       Sole       N/A       17,325 N/A    N/A
MCDONALDS CORP                    COM             580135101       4,075      46,202 SH       Sole       N/A       46,202 N/A    N/A
MCKESSON CORP                     COM             58155Q103         350       3,607 SH       Sole       N/A        3,607 N/A    N/A
MCCORMICK & CO INC                COM NON VTG     579780206         383       6,029 SH       Sole       N/A        6,029 N/A    N/A
MERCK & CO INC NEW                COM             58933Y105         543      13,253 SH       Sole       N/A       13,253 N/A    N/A
MICROSOFT CORP                    COM             594918104       4,301     161,041 SH       Sole       N/A      161,041 N/A    N/A
MONDELEZ INTL INC                 CL A            609207105       3,024     118,788 SH       Sole       N/A      118,788 N/A    N/A
MONSANTO CO NEW                   COM             61166W101       1,155      12,201 SH       Sole       N/A       12,201 N/A    N/A
MORGAN STANLEY                    COM NEW         617446448       2,086     109,100 SH       Sole       N/A      109,100 N/A    N/A
MORNINGSTAR INC                   COM             617700109         962      15,305 SH       Sole       N/A       15,305 N/A    N/A
MOTOROLA SOLUTIONS INC            COM NEW         620076307         291       5,228 SH       Sole       N/A        5,228 N/A    N/A
NEW ORIENTAL ED & TECH GRP I      SPON ADR        647581107         785      40,380 SH       Sole       N/A       40,380 N/A    N/A
NEWS CORP                         CL A            65248E104       2,880     112,900 SH       Sole       N/A      112,900 N/A    N/A
NEXTERA ENERGY INC                COM             65339F101       1,477      21,340 SH       Sole       N/A       21,340 N/A    N/A
NIKE INC                          CL B            654106103       2,759      53,465 SH       Sole       N/A       53,465 N/A    N/A
NOBLE ENERGY INC                  COM             655044105       2,714      26,679 SH       Sole       N/A       26,679 N/A    N/A
NORTHEAST UTILS                   COM             664397106         530      13,551 SH       Sole       N/A       13,551 N/A    N/A
NOVARTIS A G                      SPONSORED ADR   66987V109         765      12,079 SH       Sole       N/A       12,079 N/A    N/A
OCCIDENTAL PETE CORP DEL          COM             674599105         350       4,566 SH       Sole       N/A        4,566 N/A    N/A
ORACLE CORP                       COM             68389X105       4,799     144,039 SH       Sole       N/A      144,039 N/A    N/A
PAYCHEX INC                       COM             704326107       1,287      41,395 SH       Sole       N/A       41,395 N/A    N/A
PEOPLES UNITED FINANCIAL INC      COM             712704105         912      75,474 SH       Sole       N/A       75,474 N/A    N/A
PEPSICO INC                       COM             713448108       7,323     107,014 SH       Sole       N/A      107,014 N/A    N/A
PFIZER INC                        COM             717081103       2,199      87,666 SH       Sole       N/A       87,666 N/A    N/A
PHILIP MORRIS INTL INC            COM             718172109         505       6,037 SH       Sole       N/A        6,037 N/A    N/A
POTASH CORP SASK INC              COM             73755L107         731      17,955 SH       Sole       N/A       17,955 N/A    N/A
POWERSHARES QQQ TRUST             UNIT SER 1      73935A104         208       3,200 SH       Sole       N/A        3,200 N/A    N/A
PRAXAIR INC                       COM             74005P104       3,572      32,634 SH       Sole       N/A       32,634 N/A    N/A
PRECISION CASTPARTS CORP          COM             740189105       1,058       5,586 SH       Sole       N/A        5,586 N/A    N/A
PROCTER & GAMBLE CO               COM             742718109       5,296      78,002 SH       Sole       N/A       78,002 N/A    N/A
QEP RES INC                       COM             74733V100       1,191      39,355 SH       Sole       N/A       39,355 N/A    N/A
QUALCOMM INC                      COM             747525103       2,819      45,567 SH       Sole       N/A       45,567 N/A    N/A
QUANTA SVCS INC                   COM             74762E102       3,170     116,153 SH       Sole       N/A      116,153 N/A    N/A
ROCKVILLE FINL INC NEW            COM             774188106         352      27,314 SH       Sole       N/A       27,314 N/A    N/A
SCHLUMBERGER LTD                  COM             806857108       3,802      54,861 SH       Sole       N/A       54,861 N/A    N/A
SEADRILL LIMITED                  COM             G7945E105         253       6,887 SH       Sole       N/A        6,887 N/A    N/A
SOUTHERN CO                       COM             842587107         249       5,823 SH       Sole       N/A        5,823 N/A    N/A
STANLEY BLACK & DECKER INC        COM             854502101       1,284      17,352 SH       Sole       N/A       17,352 N/A    N/A
STRYKER CORP                      COM             863667101       2,764      50,417 SH       Sole       N/A       50,417 N/A    N/A
TEREX CORP NEW                    COM             880779103         238       8,450 SH       Sole       N/A        8,450 N/A    N/A
TEVA PHARMACEUTICAL INDS LTD      ADR             881624209         202       5,411 SH       Sole       N/A        5,411 N/A    N/A
TEXTRON INC                       COM             883203101         252      10,150 SH       Sole       N/A       10,150 N/A    N/A
THERMO FISHER SCIENTIFIC INC      COM             883556102       4,891      76,685 SH       Sole       N/A       76,685 N/A    N/A
TORONTO DOMINION BK ONT           COM             891160509       1,052      12,472 SH       Sole       N/A       12,472 N/A    N/A
TRANSOCEAN LTD                    REG SHS         H8817H100         669      14,988 SH       Sole       N/A       14,988 N/A    N/A
US BANCORP DEL                    COM NEW         902973304         501      15,695 SH       Sole       N/A       15,695 N/A    N/A
UNION PAC CORP                    COM             907818108       1,243       9,884 SH       Sole       N/A        9,884 N/A    N/A
UNITED FINANCIAL BANCORP INC      COM             91030T109         403      25,611 SH       Sole       N/A       25,611 N/A    N/A
UNITEDHEALTH GROUP INC            COM             91324P102       2,180      40,188 SH       Sole       N/A       40,188 N/A    N/A
UNITED NAT FOODS INC              COM             911163103         210       3,920 SH       Sole       N/A        3,920 N/A    N/A
UNITED TECHNOLOGIES CORP          COM             913017109       5,869      71,561 SH       Sole       N/A       71,561 N/A    N/A
VANGUARD INDEX FDS                REIT ETF        922908553         567       8,610 SH       Sole       N/A        8,610 N/A    N/A
VEECO INSTRS INC DEL              COM             922417100       1,176      39,875 SH       Sole       N/A       39,875 N/A    N/A
VERIZON COMMUNICATIONS INC        COM             92343V104         816      18,849 SH       Sole       N/A       18,849 N/A    N/A
VISA INC                          COM CL A        92826C839       1,802      11,886 SH       Sole       N/A       11,886 N/A    N/A
WAL MART STORES INC               COM             931142103       3,501      51,316 SH       Sole       N/A       51,316 N/A    N/A
DISNEY WALT CO                    COM DISNEY      254687106       4,046      81,263 SH       Sole       N/A       81,263 N/A    N/A
WELLS FARGO & CO NEW              COM             949746101         400      11,691 SH       Sole       N/A       11,691 N/A    N/A
WILLIAMS COS INC DEL              COM             969457100         287       8,757 SH       Sole       N/A        8,757 N/A    N/A
YUM BRANDS INC                    COM             988498101       2,562      38,589 SH       Sole       N/A       38,589 N/A    N/A